UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06567

Invesco Municipal Opportunity Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:     2/28

Date of reporting period:     11/30/18

Item 1. Schedule of Investments.

Invesco Municipal Opportunity Trust

Quarterly Schedule of Portfolio Holdings

November 30, 2018

invesco.com/us	VK-CE-MOPP-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-168.94%(a)

Alabama-3.08%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016B, Ref. RB	5.00%	11/15/2046	$6,045	$6,592,073
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM)(b)	5.00%	09/01/2039	1,580	1,745,456
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM)(b)	5.00%	09/01/2044	1,580	1,741,081
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM)(b)	5.25%	07/01/2030	3,350	3,485,742
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	930	992,877
Birmingham (City of) Water Works Board; Series 2011, Water RB (c)(d)(e)	5.00%	01/01/2021	1,815	1,926,623
Series 2016B, Ref. Sub. Water RB	5.00%	01/01/2043	1,565	1,735,820
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	1,600	1,186,880
Lower Alabama Gas District (The); Series 2016A, Gas Project RB (e)	5.00%	09/01/2046	3,300	3,777,378
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/2020	5	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	3,050	3,159,861
				26,343,791

Alaska-0.72%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (e)	5.50%	10/01/2041	5,730	6,139,466

Arizona-3.92%

Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS-AGM)(b)	5.00%	03/01/2041	435	453,418
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,735	2,936,597
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. Education RB (f)	5.25%	07/01/2047	1,470	1,446,421
Arizona (State of) Transportation Board; Series 2011 A, Ref. Sub. Highway RB (c)(d)(e)	5.00%	07/01/2021	4,095	4,397,498
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	750	777,315
Series 2010, RB	5.12%	05/15/2040	1,500	1,555,110
Glendale (City of) Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2030	1,320	1,334,203
Series 2017, Ref. RB	5.00%	11/15/2045	1,125	1,075,286
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/2029	735	742,953
Series 2009, Education RB	7.00%	01/01/2039	835	841,530
Series 2009, Education RB	7.13%	01/01/2045	790	796,699
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/2034	630	683,739
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	3,870	4,093,918
Phoenix Civic Improvement Corp.; Series 2017 A, Sr. Lien Airport RB (g)	5.00%	07/01/2042	1,955	2,145,710
Series 2017 A, Sr. Lien Airport RB (g)	5.00%	07/01/2047	3,135	3,427,653
Pima (County of) Industrial Development Authority (Grande Innovations Academy); Series 2018, Education Facility RB (f)	5.38%	07/01/2052	1,505	1,383,863
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	550	574,992
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)(d)(e)	5.00%	01/01/2019	2,680	2,686,512

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona-(continued)

Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2029	$2,015	$2,244,468
				33,597,885

Arkansas-0.18%

Pulaski (County of) Public Facilities Board; Series 2014, Healthcare RB	5.00%	12/01/2042	1,420	1,516,787

California-15.75%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM)(b)(h)	0.00%	09/01/2020	2,630	2,535,583
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, Toll Bridge RB (e)	5.00%	04/01/2056	3,150	3,477,191
Series 2017, Ref. Sub. Toll Bridge RB	4.00%	04/01/2037	2,800	2,904,804
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2028	1,050	792,078
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006C, Tobacco Settlement Sub. CAB RB (h)	0.00%	06/01/2055	13,950	600,129
California (State of); Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (c)(d)	5.25%	07/01/2019	1,590	1,623,803
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (c)(d)	5.25%	07/01/2019	910	929,347
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,575	1,594,262
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	5,090	5,299,453
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/2030	730	799,138
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2032	2,300	2,487,174
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	4,665	5,089,888
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	3,430	3,682,174
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	1,000	1,122,570
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB (c)(d)	6.00%	07/01/2019	1,400	1,435,336
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, Sr. Lien RB (g)	5.00%	12/31/2043	2,550	2,741,097
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/2027	1,740	1,835,926
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/2030	2,025	2,115,801
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/2037	4,445	4,593,063
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996C, Ref. VRD PCR (LOC - Mizuho Bank, Ltd.)(i)(j)	2.06%	11/01/2026	2,500	2,500,000
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	1,750	1,768,813
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	1,080	1,131,268
Series 2016A, RB (f)	5.00%	12/01/2041	1,715	1,763,071
Series 2016A, RB (f)	5.25%	12/01/2056	1,275	1,323,068
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (INS-AGM)(b)	5.25%	10/01/2019	35	35,085
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	570	570,610
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)(d)(e)	5.00%	06/01/2020	5,795	6,079,013
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. Toll Road CAB RB (INS-AGM)(b)(h)	0.00%	01/15/2034	5,235	2,924,376
Golden State Tobacco Securitization Corp.; Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	1,725	1,892,532
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	5,000	5,462,500
Series 2018 A-1, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2047	3,365	3,236,558
Series 2018 A-2, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2047	4,720	4,531,247

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California-(continued)

Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB	5.00%	07/01/2037	$1,000	$1,085,700
Series 2012 B, Waterworks RB (e)	5.00%	07/01/2043	6,500	7,038,460
Mt. San Antonio (City of) Community College District (Election 2008); Series 2013 A, Unlimited Tax Conv. CAB GO Bonds (k)	6.25%	08/01/2043	2,550	2,087,507
Palomar Pomerado Health; Series 2009, COP (c)(d)	6.75%	11/01/2019	1,450	1,515,149
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	2,750	2,865,197
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,800	3,053,596
San Diego (City of) Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)(d)(e)	5.00%	08/01/2021	8,460	9,170,894
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/2034	525	548,326
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2010 F, Second Series RB	5.00%	05/01/2040	1,000	1,034,940
Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/2025	1,210	1,287,452
Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/2026	2,420	2,572,557
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB (c)(d)	5.00%	05/01/2022	3,800	4,202,838
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (e)	5.00%	11/01/2036	5,250	5,670,368
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	870	930,682
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB (h)	0.00%	06/01/2041	4,410	1,109,644
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (e)	5.25%	07/01/2029	1,950	2,107,385
Vernon (City of); Series 2009 A, Electric System RB (c)(d)	5.13%	08/01/2019	560	572,712
Series 2009 A, Electric System RB	5.12%	08/01/2021	1,220	1,242,350
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL)(b)(h)	0.00%	08/01/2025	1,485	1,240,524
Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL)(b)(h)	0.00%	08/01/2026	1,350	1,086,953
West Sacramento (City of) Financing Authority; Series 2006A, Special Tax RB (INS- SGI)(b)	5.00%	09/01/2026	2,480	2,789,281
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2032	4,650	2,765,866
				134,855,339

Colorado-4.03%

Colorado (State of) Board of Governors;; Series 2012 A, University Enterprise System RB (c)(d)(e)	5.00%	03/01/2022	3,500	3,825,570
Colorado (State of) Educational & Cultural Facilities Authority (Academy of Charter Schools); Series 2004, Charter School RB (INS- SGI)(b)	5.50%	05/01/2036	5,000	5,009,750
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, Hospital RB	5.00%	11/15/2048	1,480	1,640,920
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/2039	1,500	1,514,910
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (e)	5.50%	01/01/2035	3,000	3,358,530
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2017, Ref. Hospital RB	5.00%	06/01/2047	745	786,653
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	420	419,996
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	650	637,182
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	1,170	1,235,742
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.50%	01/15/2030	1,850	1,934,490
Series 2010, Private Activity RB	6.00%	01/15/2034	1,500	1,549,455
Series 2010, Private Activity RB	6.00%	01/15/2041	700	722,302

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado-(continued)

Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/2037	$2,500	$2,719,325
Series 2013 A, Sub. Airport System RB (g)	5.25%	11/15/2043	3,000	3,295,440
Series 2018 A, Ref. Sub. Airport System RB (e)(g)	5.25%	12/01/2048	2,230	2,498,581
Series 2018 A-2, Dedicated Tax CAB RB (h)	0.00%	08/01/2033	2,235	1,265,189
Neu Towne Metropolitan District; Series 2018 A, Ref. & Improvement Limited Tax GO Bonds	5.38%	12/01/2046	895	882,882
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. Limited Property Tax Supported RB (f)	5.00%	12/15/2041	1,220	1,223,184
				34,520,101

Connecticut-0.57%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA)(g)	6.60%	07/01/2024	3,800	3,809,424
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (INS-ACA)(g)	5.50%	04/01/2021	1,000	1,065,910
				4,875,334

District of Columbia-2.42%

District of Columbia; Series 2006B-1, Ballpark RB (INS-NATL)(b)	5.00%	02/01/2031	2,940	2,944,880
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	2,660	2,560,968
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (c)(d)	6.38%	10/01/2019	3,115	3,227,950
Series 2009, Hospital RB (c)(d)	6.50%	10/01/2019	1,990	2,064,008
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2010 A, Second Sr. Lien Dulles Toll Road CAB RB (h)	0.00%	10/01/2037	2,500	1,029,300
Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	8,635	8,900,872
				20,727,978

Florida-9.84%

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,092,910
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	4,125	4,493,115
Series 2013 C, Airport System RB	5.25%	10/01/2038	3,000	3,304,050
Series 2015 A, Airport System RB (g)	5.00%	10/01/2045	2,780	2,999,537
Cape Coral (City of); Series 2011, Ref. Water & Sewer RB (c)(d)	5.00%	10/01/2021	870	940,818
Capital Trust Agency Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 A-1, Sr. Living RB	5.00%	07/01/2048	555	578,416
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (f)	7.75%	05/15/2035	1,650	1,599,906
County of Broward FL Airport System Revenue; Series 2017, Airport System RB (e)(g)	5.00%	10/01/2047	3,285	3,580,617
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,800	2,006,460
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (c)	5.95%	07/01/2020	60	63,636
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,820	4,015,278
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (g)	5.13%	06/01/2027	1,080	1,153,462
Hillsborough (County of) Aviation Authority (Tampa International Airport); Series 2018 E, RB (g)	5.00%	10/01/2048	2,640	2,909,570
JEA; Series 2012 Three B, Electric System RB (e)	5.00%	10/01/2039	4,000	4,266,720
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/2027	1,895	1,996,989
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	1,180	1,230,398

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida-(continued)

Miami-Dade (County of); Series 2010, Water & Sewer System RB (c)(d)	5.00%	10/01/2020	$1,000	$1,054,950
Series 2012 A, Ref. Aviation RB (g)	5.00%	10/01/2028	1,500	1,617,945
Series 2012 A, Ref. Aviation RB (g)	5.00%	10/01/2030	1,080	1,161,259
Series 2012 A, Ref. Sub. Special Obligation RB	5.00%	10/01/2028	1,000	1,086,200
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,450	1,571,133
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2035	2,295	2,478,921
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM)(b)	5.00%	10/01/2035	2,450	2,649,111
Series 2016A, Ref. Aviation RB	5.00%	10/01/2041	3,535	3,892,565
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (c)(d)	5.00%	10/01/2019	650	666,562
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2018 A, RB (e)	5.00%	04/01/2053	4,905	5,343,507
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM)(b)	5.00%	07/01/2035	720	749,930
Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	5,000	5,194,450
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. Hospital RB (c)(d)	6.00%	08/01/2020	265	281,658
Series 2010, Ref. Hospital RB (c)(d)	6.13%	08/01/2020	605	644,258
Series 2010, Ref. Hospital RB	6.00%	08/01/2030	95	100,468
Series 2010, Ref. Hospital RB	6.13%	08/01/2042	220	232,591
Miami-Dade (County of) Industrial Development Authority (Waste Management, Inc.); Series 2018 B, Solid Waste Disposal Floating Rate RB (SIFMA Municipal Swap Index + 0.80%)(g)	2.49%	11/01/2021	745	745,171
Orlando (City of) Greater Orlando Aviation Authority; Series 2017 A, Priority Sub. Airport Facilities RB (g)	5.00%	10/01/2047	3,290	3,583,501
Overoaks Community Development District; Series 2010 A-2, Capital Improvement RB	6.12%	05/01/2035	145	145,157
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (c)(d)	5.50%	10/01/2019	135	139,046
Series 2009, Improvement RB (c)(d)	5.50%	10/01/2019	465	478,936
Series 2009, Improvement RB (c)(d)(e)	5.50%	10/01/2019	4,150	4,274,376
Series 2016, RB (e)	5.00%	10/01/2031	4,650	4,992,984
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	1,065	1,163,598
Reunion East Community Development District; Series 2005, Special Assessment RB (l)	5.80%	05/01/2036	197	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	240	241,596
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB (m)	6.20%	05/01/2035	965	617,377
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.13%	07/01/2034	1,000	1,072,420
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2016, Health Facility RB	5.00%	12/01/2055	1,715	1,799,275
				84,210,829

Georgia-4.05%

Atlanta (City of); Series 1999 A, Water & Wastewater RB (INS-NATL)(b)	5.50%	11/01/2022	3,000	3,287,910
Series 2009 A, Water & Wastewater RB (c)(d)	6.00%	11/01/2019	1,600	1,659,792
Series 2009 A, Water & Wastewater RB (c)(d)	6.00%	11/01/2019	1,750	1,815,397
Series 2009 A, Water & Wastewater RB (c)(d)	6.00%	11/01/2019	1,600	1,659,792
Series 2010 A, General Airport RB (INS-AGM)(b)	5.00%	01/01/2035	2,000	2,057,980
Series 2015, Ref. Water & Wastewater RB (e)	5.00%	11/01/2040	10,040	11,109,963
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB (c)(d)	6.75%	01/01/2019	260	260,978
Series 2009 B, Tax Allocation RB (c)(d)	6.75%	01/01/2019	145	145,545
Series 2009 B, Tax Allocation RB (c)(d)	7.38%	01/01/2019	265	266,116

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia-(continued)

Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	$1,340	$1,440,125
Fulton (County of) Development Authority (Wellstar Health System, Inc.); Series 2017, Anticipation Ctfs. Hospital RB	5.00%	04/01/2042	1,255	1,348,610
Georgia (State of) Municipal Electric Authority; Series 1997 A, Power RB (INS -NATL)(b)	6.50%	01/01/2020	2,100	2,152,353
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	3,250	3,451,760
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB (e)	5.00%	09/01/2029	3,200	3,273,472
Private Colleges & Universities Authority (Mercer University); Series 2012 A, RB	5.25%	10/01/2027	455	483,146
Series 2012 A, RB	5.00%	10/01/2032	250	259,038
				34,671,977

Hawaii-2.68%

Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/2039	3,525	3,671,534
Series 2014 EO, Unlimited Tax GO Bonds	5.00%	08/01/2034	5,000	5,568,950
Series 2015 A, Airport System RB (g)	5.00%	07/01/2041	1,075	1,181,242
Series 2015 A, Airport System RB (g)	5.00%	07/01/2045	2,150	2,357,174
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB (c)(d)	5.63%	07/01/2020	1,000	1,056,390
Series 2010 B, Special Purpose RB (c)(d)	5.75%	07/01/2020	370	391,579
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	3,000	3,294,150
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/2036	1,000	1,090,110
Series 2015 A, Ref. Jr. Wastewater System RB (e)	5.00%	07/01/2030	3,775	4,296,177
				22,907,306

Idaho-0.33%

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,100	1,103,080
Regents of the University of Idaho; Series 2011, Ref. General RB (d)	5.25%	04/01/2021	1,590	1,690,091
				2,793,171

Illinois-18.72%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,505	1,505,843
Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	1,325	1,391,820
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	535	559,669
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM)(b)	5.00%	01/01/2037	2,545	2,562,382
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	425	444,142
Series 2011 A, Sales Tax RB (c)(d)	5.25%	01/01/2022	2,400	2,622,456
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	425	426,090
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	833	835,422
Series 2012 A, Unlimited Tax GO Bonds (INS-BAM)(b)	5.00%	01/01/2033	2,485	2,583,133
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	4,085	4,256,407
Series 2014, Ref. Motor Fuel Tax RB (INS-AGM)(b)	5.00%	01/01/2031	1,400	1,487,458
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	1,105	1,175,731
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	4,310	4,560,195
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (g)	5.50%	01/01/2031	4,000	4,378,680
Series 2014 A, Ref. Second Lien RB (g)	5.00%	01/01/2041	1,575	1,681,832

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois-(continued)

Chicago (City of) (O’Hare International Airport); Series 2012 B, Ref. Passenger Facility Charge RB (g)	5.00%	01/01/2030	$4,320	$4,586,674
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/2038	3,150	3,510,171
Series 2015 C, RB (g)	5.00%	01/01/2046	1,075	1,137,027
Series 2015 D, RB	5.00%	01/01/2046	755	811,225
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,720	1,903,885
Chicago (City of) Board of Education; Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2046	1,610	1,583,773
Series 2018 A, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2034	885	899,620
Series 2018 A, Unlimited Tax GO Bonds (INS-AGM)(b)	5.00%	12/01/2032	880	963,283
Series C, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2022	1,275	1,320,364
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016E, Unlimited Tax GO Bonds	5.00%	12/01/2045	2,215	2,390,871
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (e)(n)	5.25%	12/01/2036	6,900	7,277,982
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	4,735	5,151,254
Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,560	1,593,337
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2021	1,330	1,379,476
Series 2013, Unlimited Tax GO Bonds (INS -BAM)(b)	5.50%	07/01/2038	3,025	3,244,252
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2034	1,650	1,708,608
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,880	1,920,082
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,540	1,569,137
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2023	1,500	1,579,860
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2024	2,005	2,121,390
Series 2018 A, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2021	2,630	2,732,964
Series 2018 A, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2022	745	779,479
Illinois (State of) Finance Authority; Series 2009, RB (c)(d)	6.13%	05/15/2019	20	20,361
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012, RB (c)(d)	5.00%	03/01/2022	5	5,449
Series 2012, RB	5.00%	03/01/2034	995	1,064,332
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,810	1,965,081
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007, Ref. RB	5.75%	05/15/2026	1,005	1,006,105
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,058,950
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (e)	5.38%	08/15/2019	3,070	3,143,680
Series 2009 A, RB (e)	5.75%	08/15/2019	1,900	1,950,502
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	3,015	3,234,733
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016B, RB	5.63%	05/15/2020	1,278	1,268,511
Series 2016, RB	2.00%	05/15/2055	299	14,812
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB (c)(d)	6.13%	05/15/2019	25	25,468
Series 2009, Ref. RB (c)(d)	6.13%	05/15/2019	730	743,826
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB (c)(d)	6.25%	11/15/2019	995	1,034,661
Series 2009, RB	6.25%	11/15/2035	655	678,934
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	989,110
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,610	2,832,816
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB (c)(d)	5.75%	02/15/2020	1,105	1,153,344
Series 2010 A, Ref. RB (c)(d)	6.00%	02/15/2020	2,750	2,878,397

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois-(continued)

Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)(d)(e)	5.50%	02/15/2021	$1,530	$1,640,741
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (e)	5.25%	10/01/2052	4,080	4,454,503
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM)(b)(h)	0.00%	12/15/2029	3,500	2,215,220
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010, Dedicated State Tax RB (c)(d)	5.50%	06/15/2020	670	705,068
Series 2010, Dedicated State Tax RB	5.50%	06/15/2050	2,080	2,097,534
Series 2012 A, RB	5.00%	06/15/2042	1,500	1,525,680
Series 2015 A, RB	5.50%	06/15/2053	1,500	1,586,745
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM)(b)	5.25%	06/15/2031	1,530	1,669,352
Series 2014, Ref. RB (INS-AGM)(b)	5.25%	06/15/2032	1,395	1,518,388
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (e)	5.00%	01/01/2038	4,625	4,969,285
Series 2014 C, RB (e)	5.00%	01/01/2039	6,240	6,818,448
Series 2015 A, RB (e)	5.00%	01/01/2040	1,500	1,649,175
Series 2015 A, RB (e)	5.00%	01/01/2040	1,500	1,649,175
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (e)	5.00%	12/15/2041	3,900	4,074,252
Railsplitter Tobacco Settlement Authority; Series 2010, RB (c)(d)	5.50%	06/01/2021	6,030	6,519,033
Regional Transportation Authority; Series 2002 A, RB (INS-NATL)(b)	6.00%	07/01/2029	1,460	1,819,204
Series 2018 B, RB	5.00%	06/01/2030	615	707,803
Series 2018 B, RB	5.00%	06/01/2040	2,935	3,257,058
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB (e)	5.00%	01/01/2048	5,315	5,678,440
				160,260,150

Indiana-3.17%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	3,625	3,900,500
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB (c)(d)	6.75%	03/01/2019	1,360	1,375,694
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013 A, Private Activity RB (g)	5.00%	07/01/2048	730	762,083
Series 2013, Private Activity RB (g)	5.00%	07/01/2040	6,405	6,722,047
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	1,535	1,520,157
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	4,265	4,095,893
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD Health System RB (LOC - Barclays Bank PLC)(i)(j)	1.73%	11/01/2037	3,700	3,700,000
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/2038	2,000	2,213,520
Series 2016A, Ref. Power Supply System RB	5.00%	01/01/2042	1,565	1,730,327
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (g)	5.88%	01/01/2024	1,015	1,107,842
				27,128,063

Iowa-1.53%

Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB (c)(d)(e)(n)	5.00%	06/01/2019	975	990,152
Series 2009 A, Special Obligation RB (c)(d)(e)(n)	5.00%	06/01/2019	730	797,007
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB (f)	5.88%	12/01/2027	1,380	1,459,074
Series 2013, Ref. Midwestern Disaster Area RB (d)	5.25%	12/01/2037	1,600	1,699,360
Iowa (State of) Finance Authority (Iowa Health System); Series 2008 A, Health Facilities RB (c)(d)	5.25%	08/15/2019	1,500	1,534,695

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa-(continued)

Iowa (State of) Finance Authority (Lifespace Communities Inc.); Series 2018 A, RB	5.00%	05/15/2043	$1,060	$1,090,867
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	2,170	2,164,314
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,740	1,731,544
Series 2005 E, Asset-Backed CAB RB (h)	0.00%	06/01/2046	16,030	1,625,763
				13,092,776

Kansas-1.43%

Kansas (State of) Development Finance Authority (Adventist Health System); Series 2009, Hospital RB (c)(d)	5.50%	11/15/2019	30	30,957
Series 2009, Hospital RB (c)(d)	5.50%	11/15/2019	5	5,160
Series 2009, Hospital RB	5.50%	11/15/2023	1,220	1,258,747
Series 2009, Hospital RB	5.50%	11/15/2029	330	340,101
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (e)	5.75%	11/15/2038	3,400	3,522,264
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	2,000	2,247,080
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,589,865
Series 2018 I, Ref. Health Care Facilities RB	5.00%	05/15/2047	1,000	1,008,210
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	2,080	2,263,934
				12,266,318

Kentucky-2.89%

Kentucky (State of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, Floating Rate RB (SIFMA Municipal Swap Index + 1.40%)(d)(o)	3.06%	02/01/2025	900	912,303
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS-AGM)(b)	5.00%	12/01/2047	1,410	1,504,005
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	1,695	1,771,529
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,800	1,856,142
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.25%	06/01/2041	1,600	1,683,824
Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	1,285	1,331,825
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB (c)(d)	6.38%	06/01/2020	1,950	2,074,469
Series 2010 A, Hospital RB (c)(d)	6.50%	06/01/2020	4,550	4,848,025
Series 2010 B, Ref. Hospital RB (c)(d)	6.37%	06/01/2020	1,985	2,111,703
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (c)(d)	5.25%	02/01/2019	2,100	2,111,340
Series 2009, Ref. RB (c)(d)	5.25%	02/01/2019	270	271,501
Series 2009, Ref. RB (c)(d)	5.25%	02/01/2019	1,870	1,880,098
Series 2009, Ref. RB (c)(d)	5.25%	02/01/2019	240	241,334
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,071,610
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,108,450
				24,778,158

Louisiana-1.91%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (c)(d)	5.25%	10/01/2020	550	582,164
Series 2010, RB (c)(d)	5.50%	10/01/2020	960	1,020,422

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana-(continued)

Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (c)(d)	5.50%	05/15/2026	$2,000	$2,411,400
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, Lease RB	5.00%	07/01/2051	1,440	1,533,082
New Orleans (City of); Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2044	940	1,001,946
Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,000	1,068,870
New Orleans (City of) Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 A, RB (INS-AGM)(b)	5.00%	10/01/2043	565	624,839
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (d)	4.00%	06/01/2022	1,750	1,822,345
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	1,085	1,123,431
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	1,085	1,141,116
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	2,065	2,198,626
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,735	1,835,075
				16,363,316

Maryland-0.94%

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	980	1,057,538
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	2,015	2,161,490
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (c)(d)	5.75%	06/01/2020	1,815	1,917,021
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (c)(d)	5.38%	06/01/2020	930	977,170
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	1,145	1,193,193
Series 2017, Ref. RB	5.00%	04/01/2032	680	700,488
				8,006,900

Massachusetts-2.70%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	2,010	2,070,079
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007, RB	5.00%	10/01/2032	195	195,486
Massachusetts (State of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2053	3,145	3,345,871
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016A, RB	5.00%	01/01/2047	7,415	7,838,248
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012, RB (c)(d)	5.00%	07/01/2021	630	674,900
Series 2012, RB	5.00%	07/01/2031	600	638,916
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB (c)(d)	6.75%	01/01/2021	165	180,424
Series 2011 I, RB (c)(d)	7.25%	01/01/2021	630	694,714
Series 2011 I, RB	7.25%	01/01/2032	420	462,042
Series 2011 I, RB	6.75%	01/01/2036	110	119,825
Massachusetts (State of) School Building Authority;; Series 2011 B, Sr. Dedicated Sales Tax RB (e)	5.00%	10/15/2035	6,450	6,892,793
				23,113,298

Michigan-4.63%

Detroit (City of) Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. Tax Increment RB	5.00%	07/01/2043	2,100	2,186,604
Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/2037	750	795,750
Michigan (State of) Building Authority (Facilities Program); Series 2016I, Ref. RB (e)	5.00%	04/15/2041	3,650	4,029,345
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	2,360	2,537,944
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	1,045	1,163,691

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan-(continued)

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	$1,585	$1,683,635
Series 2014 C-3, Ref. Local Government Loan Program RB (INS-AGM)(b)	5.00%	07/01/2033	2,000	2,197,520
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	790	858,311
Series 2014 D-2, Ref. Local Government Loan Program RB (INS-AGM)(b)	5.00%	07/01/2028	2,000	2,224,760
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	790	867,388
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	1,610	1,746,641
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,885	3,127,254
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB (e)	5.00%	12/01/2046	4,935	5,389,810
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, Limited Obligation RB (g)	5.00%	06/30/2033	1,000	1,097,950
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	4,160	4,082,000
Monroe County Economic Development Corp. (Detroit Edison Co.); Series 1992 AA, Ref. RB (INS-NATL)(b)	6.95%	09/01/2022	1,000	1,160,260
Oakland University; Series 2012, General RB	5.00%	03/01/2042	3,000	3,176,490
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2017 B, RB (g)	5.00%	12/01/2047	1,200	1,292,580
				39,617,933

Minnesota-0.10%

Bethel (City of) (Spectrum High School); Series 2017 A, Ref. Charter School Lease RB	4.25%	07/01/2047	385	361,253
Series 2017 A, Ref. Charter School Lease RB	4.38%	07/01/2052	500	469,470
				830,723

Mississippi-0.73%

Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2010 I, VRD Gulf Opportunity Zone IDR (i)	1.72%	12/01/2030	1,100	1,100,000
Mississippi Business Finance Corp. (Chevron USA Inc.); Series 2007 A, VRD Gulf Opportunity Zone RB (i)	1.74%	12/01/2030	3,300	3,300,000
West Rankin Utility Authority; Series 2018, RB (INS-AGM)(b)	5.00%	01/01/2048	1,715	1,871,665
				6,271,665

Missouri-1.27%

Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB (c)(d)	5.50%	06/01/2019	500	508,865
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2024	1,175	1,271,021
Series 2011 A, Ref. RB	5.50%	09/01/2025	305	329,925
Series 2011 A, Ref. RB	5.50%	09/01/2027	1,375	1,487,365
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,380	2,574,493
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	645	664,943
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	1,325	1,347,048
St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2018 A, Senior Living Facilities RB	5.00%	09/01/2038	2,655	2,658,850
				10,842,510

Nebraska-2.02%

Central Plains Energy Project (No. 3); Series 2012, Gas RB (p)	5.00%	09/01/2032	5,500	5,918,660
Series 2012, Gas RB (p)	5.00%	09/01/2042	2,000	2,152,240
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,044,840

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nebraska-(continued)

Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (c)(d)	5.13%	04/01/2019	$1,000	$1,010,890
Series 2009 A, Ref. Power Supply System RB (c)(d)	5.38%	04/01/2019	1,000	1,011,690
Omaha (City of) Public Power District;; Series 2011 B, RB (c)(d)(e)	5.00%	02/01/2021	5,775	6,144,080
				17,282,400

Nevada-0.56%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/2034	500	514,290
Series 2010 A, Passenger Facility Charge RB (INS-AGM)(b)	5.25%	07/01/2039	1,000	1,031,410
Las Vegas Valley Water District; Series 2012 B, Limited Tax GO Bonds	5.00%	06/01/2042	3,000	3,229,050
				4,774,750

New Hampshire-0.12%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM)(b)	5.13%	01/01/2030	1,000	1,002,520

New Jersey-6.71%

New Jersey (State of) Economic Development Authority; Series 1992, RB (INS -NATL)(b)	5.90%	03/15/2021	14,600	14,903,096
Series 2005 N-1, Ref. School Facilities Construction RB (INS-NATL)(b)(e)(n)	5.50%	09/01/2022	4,790	5,244,284
Series 2017 DDD, RB	5.00%	06/15/2032	1,270	1,354,518
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. Special Facility RB (g)	5.00%	10/01/2037	1,215	1,288,751
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (c)(d)	5.75%	06/01/2020	440	464,732
Series 2010 A, RB (c)(d)	5.88%	06/01/2020	2,100	2,221,863
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 1.60%)(o)	3.26%	03/01/2028	500	493,520
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (g)	5.50%	01/01/2027	1,200	1,327,716
Series 2013, Private Activity RB (g)	5.00%	01/01/2028	1,000	1,078,330
Series 2013, Private Activity RB (g)	5.38%	01/01/2043	1,000	1,069,190
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. Sr. Student Loan RB (g)	5.00%	12/01/2024	1,410	1,567,060
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, Transportation System RB	5.25%	06/15/2032	1,875	2,025,656
Series 2011 A, Transportation System RB	5.50%	06/15/2041	3,000	3,146,160
Series 2018 A, Ref. Federal Highway Reimbursement RN (e)(n)	5.00%	06/15/2029	2,015	2,230,142
Series 2018 A, Ref. Federal Highway Reimbursement RN (e)(n)	5.00%	06/15/2030	940	1,035,166
Series 2018 A, Ref. Federal Highway Reimbursement RN (e)(n)	5.00%	06/15/2031	955	1,047,387
Series 2018 A, Ref. RB	5.00%	12/15/2024	500	552,170
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,570	1,696,291
Subseries 2016A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,285	1,430,115
New Jersey (State of) Turnpike Authority; Series 2013 A, RB (c)(d)	5.00%	07/01/2022	4,300	4,738,170
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (g)	5.00%	12/01/2023	1,500	1,572,795
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2031	1,735	1,917,071
Series 2018 A, Ref. RB	5.25%	06/01/2046	4,765	5,057,476
				57,461,659

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Mexico-0.52%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (d)	5.20%	06/01/2020	$1,000	$1,037,650
Series 2010 C, Ref. PCR	5.90%	06/01/2040	3,250	3,406,390
				4,444,040

New York-17.29%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB (c)(d)	6.25%	01/15/2020	2,150	2,255,715
Series 2009, PILOT RB (c)(d)	6.38%	01/15/2020	1,900	1,996,045
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	3,450	3,299,097
Long Island Power Authority; Series 2011 A, Electric System General RB (c)(d)	5.00%	05/01/2021	1,045	1,119,864
Series 2014 A, Ref. RB	5.00%	09/01/2044	4,130	4,453,957
Metropolitan Transportation Authority; Series 2013 A, Transportation RB	5.00%	11/15/2038	2,325	2,478,287
Series 2016B, Ref. RB	5.00%	11/15/2037	2,695	2,959,568
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/2032	1,500	1,564,530
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	1,500	1,565,820
Series 2014 C, Continuing Care Retirement Community RB (l)	2.00%	01/01/2049	1,081	183,838
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. Consolidated RB (e)(g)	5.00%	09/15/2028	4,175	4,868,927
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 1997 6, Special Obligation RB (INS -NATL)(b)(g)	5.75%	12/01/2025	3,000	3,111,870
Series 2010 8, Special Obligation RB	6.00%	12/01/2036	2,700	2,884,653
New York (City of); Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2031	1,200	1,288,248
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB (g)	5.75%	10/01/2036	3,500	3,533,005
New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/2031	10,500	10,933,545
Series 2012 FF, Water & Sewer System RB (e)	5.00%	06/15/2045	2,010	2,173,132
Series 2012 FF, Water & Sewer System RB (e)	5.00%	06/15/2045	5,325	5,757,177
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (e)	5.25%	01/15/2039	1,800	1,807,326
Series 2018 S-2A, Ref. Building Aid RB	5.00%	07/15/2034	1,565	1,800,689
Subseries 2009 A-1, Future Tax Sec. RB (c)(d)(e)	5.00%	05/01/2019	745	755,035
Subseries 2009 A-1, Future Tax Sec. RB (e)	5.00%	05/01/2028	935	945,977
Subseries 2009 A-1, Future Tax Sec. RB (e)	5.00%	05/01/2029	745	755,035
New York (Counties of) Tobacco Trust VI; Subseries 2016A-1, Ref. Tobacco Settlement Pass Through RB	5.75%	06/01/2043	4,010	4,400,975
New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB (e)	5.00%	03/15/2040	6,985	7,683,710
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC)(b)	5.50%	05/15/2028	600	733,650
Series 2005 A, Court Facilities Lease RB (INS-AMBAC)(b)	5.50%	05/15/2029	505	622,089
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (e)	5.00%	03/15/2030	4,125	4,383,225
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	9,400	10,259,912
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (e)	5.00%	04/01/2029	6,855	7,302,015
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (c)(d)(e)	5.00%	03/15/2019	2,400	2,422,128
Series 2009 A, Personal Income Tax RB (c)(d)(e)	5.00%	03/15/2019	2,650	2,674,433
Series 2009 A, Personal Income Tax RB (c)(d)(e)	5.00%	03/15/2019	2,600	2,623,972
Series 2009 A, Personal Income Tax RB (c)(d)	5.00%	03/15/2019	940	948,667

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York-(continued)

New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (e)	5.00%	12/15/2031	$2,400	$2,674,752
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	6,745	6,894,402
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	2,360	2,516,964
New York State Dormitory Authority; Series 2018 E, Sales Tax RB (e)	5.00%	03/15/2045	7,240	8,145,290
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (g)	5.00%	08/01/2031	2,140	2,209,721
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, Special Facilities RB (g)	5.00%	01/01/2031	4,250	4,700,117
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016A, Special Facilities RB (g)	5.00%	07/01/2046	2,250	2,361,375
Series 2016A, Special Facilities RB (g)	5.25%	01/01/2050	4,100	4,345,303
Rockland Tobacco Asset Securitization Corp.; Series 2001, Tobacco Settlement Asset-Backed RB	5.75%	08/15/2043	2,195	2,250,095
TSASC, Inc.; Series 2016B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2048	5,600	5,342,736
				147,986,871

North Carolina-3.82%

Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP (e)	5.00%	06/01/2039	3,915	3,966,952
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB (e)	5.00%	10/01/2055	9,330	10,357,979
Series 2015 B, Ref. RB (e)	5.00%	10/01/2055	2,845	3,158,462
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (g)	5.00%	06/30/2054	3,015	3,153,931
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB (c)(d)	5.00%	01/01/2019	5,165	5,177,810
North Carolina (State of) Turnpike Authority; Series 2009 A, Triangle Expressway System RB (c)(d)	5.13%	01/01/2019	1,355	1,358,428
Series 2011, Monroe Connector System State Appropriation RB (e)	5.00%	07/01/2036	1,875	1,994,550
Series 2011, Monroe Connector System State Appropriation RB (e)	5.00%	07/01/2041	3,320	3,535,103
				32,703,215

North Dakota-0.81%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,500	1,550,715
Ward (County of) (Trinity Obligated Group); Series 2017 C, Health Care Facilities RB	5.00%	06/01/2043	2,745	2,848,295
Series 2017 C, Health Care Facilities RB	5.00%	06/01/2048	2,445	2,525,049
				6,924,059

Ohio-6.31%

Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	1,075	1,160,871
Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/2042	500	531,510
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2039	1,770	1,924,008
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	3,750	3,993,375
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016A, RB	5.00%	02/15/2046	675	729,965
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	615	575,615
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	9,720	9,222,919
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB	6.50%	01/01/2034	1,410	1,444,080
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.50%	02/15/2052	2,145	2,283,074
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (e)	5.00%	11/15/2036	3,310	3,532,200
Series 2011 A, Hospital Facilities RB (e)	5.00%	11/15/2041	1,500	1,593,240
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	1,340	1,454,289
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2032	3,250	3,512,633

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio-(continued)

Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	$1,885	$1,916,366
Hamilton (County of) (Trihealth Inc. Obligated Group); Series 2017 A, Hospital Facilities RB	5.00%	08/15/2047	3,125	3,374,125
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB (c)(d)	6.25%	06/01/2021	960	1,056,470
Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB (c)(d)	5.75%	11/15/2021	2,000	2,206,340
Lucas (County of), Ohio (ProMedica Healthcare System); Series 2018 A, Ref. Hospital RB	5.25%	11/15/2048	2,125	2,248,144
Montgomery (County of) (Trousdale Foundation Properties); Series 2018 A, Sr. Living RB (f)	6.00%	04/01/2038	1,910	1,848,345
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM)(b)(g)	5.00%	12/31/2039	1,020	1,097,326
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	1,000	1,029,730
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB (f)(g)	4.25%	01/15/2038	745	735,367
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB (c)(d)	5.75%	05/15/2020	670	705,068
Series 2010, Hospital Facilities RB (c)(d)	5.75%	05/15/2020	330	347,272
Series 2010, Hospital Facilities RB	5.75%	11/15/2035	1,725	1,798,658
Series 2010, Hospital Facilities RB	5.75%	11/15/2040	395	410,630
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, Jr. Lien RB	5.25%	02/15/2033	3,000	3,300,270
				54,031,890

Oklahoma-2.09%

Edmond Public Works Authority; Series 2017, Sales Tax and Utility System RB (e)	5.00%	07/01/2042	3,450	3,856,514
Series 2017, Sales Tax and Utility System RB (e)	5.00%	07/01/2047	3,375	3,758,198
McAlester (City of) Public Works Authority; Series 2002, Utility System CAB RB (INS-AGM)(b)(h)	0.00%	02/01/2031	1,000	662,130
Series 2002, Utility System CAB RB (INS-AGM)(b)(h)	0.00%	02/01/2034	3,970	2,250,434
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, Health System RB	5.50%	08/15/2057	2,760	2,979,337
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.- Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	2,470	2,280,082
Oklahoma (State of) Water Resources Board; Series 2018 C, Loan Program RB	4.00%	10/01/2048	1,595	1,606,947
Tulsa (City of) Airports Improvement Trust; Series 2000 A, General RB (c)(g)	6.00%	06/01/2020	470	486,088
				17,879,730

Oregon-0.10%

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB (c)(d)	5.25%	04/01/2019	315	318,556
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB	6.38%	11/01/2033	535	548,514
				867,070

Pennsylvania-3.54%

Allegheny (County of) Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	1,900	2,033,361
Berks (County of) Industrial Development Authority (Highlands at Wyomissing); Series 2017 C, Healthcare Facilities RB	5.00%	05/15/2037	1,000	1,060,020
Delaware River Port Authority; Series 2010 D, RB (c)(d)	5.00%	01/01/2020	1,450	1,497,589
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.37%	07/01/2042	2,700	2,817,558
Franklin (County of) Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2022	750	787,575

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania-(continued)

Pennsylvania (State of) Turnpike Commission; Series 2018 A-2, Turnpike RB	5.00%	12/01/2048	$1,515	$1,655,743
Series 2018 B, Sub. Oil Franchise Tax RB	5.25%	12/01/2048	1,490	1,670,856
Subseries 2010 B-2, Sub. RB (c)(d)	5.75%	12/01/2020	1,700	1,824,202
Subseries 2010 B-2, Sub. RB (c)(d)	5.75%	12/01/2020	925	992,581
Subseries 2010 B-2, Sub. RB (c)(d)	5.75%	12/01/2020	975	1,046,233
Subseries 2010 B-2, Sub. RB (c)(d)	6.00%	12/01/2020	315	339,545
Subseries 2010 B-2, Sub. RB (c)(d)	6.00%	12/01/2020	1,550	1,670,776
Subseries 2010 B-2, Sub. Turnpike RB (c)(d)	6.00%	12/01/2020	335	361,103
Subseries 2014 A-2, Sub. Conv. CAB Turnpike RB (k)	5.13%	12/01/2039	2,500	2,119,150
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	3,000	3,245,280
Philadelphia (City of); Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	1,390	1,511,820
Series 2017 B, Ref. Airport RB (g)	5.00%	07/01/2047	3,690	3,989,407
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	1,075	1,159,215
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS -AGM)(b)	5.00%	02/01/2031	500	520,330
				30,302,344

Puerto Rico-1.45%

Children’s Trust Fund; Series 2002, Tobacco Settlement Asset-Backed RB	5.50%	05/15/2039	3,310	3,317,746
Series 2002, Tobacco Settlement Asset-Backed RB	5.63%	05/15/2043	1,890	1,893,553
Series 2005 A, Tobacco Settlement Asset-Backed RB (h)	0.00%	05/15/2050	7,500	868,425
Puerto Rico (Commonwealth of); Series 2006A, Public Improvement Unlimited Tax GO Bonds (INS-AGC) (CPI Rate + 1.00%)(b)(o)	3.46%	07/01/2019	825	828,341
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS-NATL)(b)	5.25%	07/01/2033	930	969,813
Series 2007 VV, Ref. RB (INS-NATL)(b)	5.25%	07/01/2035	815	843,501
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 N, Ref. Transportation RB (INS-NATL)(b)	5.25%	07/01/2032	975	1,019,762
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. Government Facilities RB (INS-NATL)(b)	6.00%	07/01/2024	2,560	2,649,805
				12,390,946

South Carolina-2.08%

Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC)(b)	5.75%	01/01/2034	1,590	1,717,645
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (c)(d)	5.38%	02/01/2019	1,000	1,005,590
Series 2009 B, Ref. & Improvement Hospital RB (c)(d)	5.50%	02/01/2019	1,000	1,005,790
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/2028	1,000	1,020,550
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB (c)(d)	5.25%	08/01/2023	2,000	2,264,820
South Carolina (State of) Ports Authority; Series 2015, RB (g)	5.25%	07/01/2050	2,365	2,567,089
Series 2015, RB (g)	5.25%	07/01/2055	1,715	1,856,350
South Carolina (State of) Public Service Authority; Series 2014 C, Ref. RB	5.00%	12/01/2046	1,510	1,579,098
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (e)	5.00%	01/01/2033	4,650	4,767,366
				17,784,298

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Dakota-0.48%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	$2,065	$2,214,114
Series 2015, Ref. RB	5.00%	11/01/2045	1,825	1,940,303
				4,154,417

Tennessee-0.35%

Greeneville (Town of) Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. Hospital RB	5.00%	07/01/2036	2,200	2,429,152
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (c)(d)	5.25%	11/01/2021	525	571,100
				3,000,252

Texas-19.44%

Arlington (City of); Series 2009, Special Tax RB (c)(d)	5.00%	02/15/2019	375	377,400
Series 2009, Special Tax RB (c)(d)	5.00%	02/15/2019	445	447,848
Series 2009, Special Tax RB (c)(d)	5.00%	02/15/2019	180	181,134
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	2,400	2,608,680
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC)(b)	5.00%	08/15/2019	2,925	2,988,238
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/2034	7,000	7,295,890
Series 2013 A, Joint Improvement RB (g)	5.00%	11/01/2030	2,250	2,415,442
Fort Bend (County of) Grand Parkway Toll Road Authority; Series 2012, Limited Contract Tax & Sub. Lien RB	5.00%	03/01/2042	1,500	1,603,065
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (c)(d)(e)	5.00%	08/15/2019	1,930	1,971,727
Series 2009 A, Sr. Lien Toll Road RB (c)(d)(e)	5.00%	08/15/2019	1,500	1,532,430
Series 2009 A, Sr. Lien Toll Road RB (c)(d)(e)	5.00%	08/15/2019	1,500	1,532,430
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (e)	5.00%	11/01/2036	1,695	1,812,887
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (c)(d)	7.25%	12/01/2018	1,050	1,050,000
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB (c)(d)	5.00%	12/01/2019	1,650	1,699,846
Houston (City of); Series 2002 A, Sub. Lien Airport System RB (INS-AGM)(b)(g)	5.13%	07/01/2032	1,365	1,368,249
Series 2011 D, First Lien Combined Utility System RB (e)	5.00%	11/15/2031	1,920	2,062,445
Series 2011 D, First Lien Combined Utility System RB (e)	5.00%	11/15/2033	9,080	9,740,298
Houston (City of) Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (g)	5.00%	07/15/2020	1,075	1,109,626
Houston (City of) Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (g)	4.75%	07/01/2024	2,820	3,003,103
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	1,690	1,722,093
Lower Colorado River Authority; Series 2012-A, Ref. RB (c)(d)	5.00%	05/15/2022	5	5,466
Series 2012-A, Ref. RB (c)(d)	5.00%	05/15/2022	5	5,466
Series 2012-A, Ref. RB	5.00%	05/15/2036	3,795	4,067,291
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2018, Ref. Transmission Contract RB	5.00%	05/15/2043	2,485	2,747,292
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	1,250	1,317,412
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (c)(d)	6.25%	02/15/2019	1,450	1,462,673
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. Retirement Facility RB	5.00%	10/01/2026	265	275,415
Series 2018, Ref. Retirement Facility RB	5.00%	10/01/2027	1,735	1,792,394

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas-(continued)

New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM)(b)	5.00%	04/01/2046	$3,545	$3,741,216
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. Retirement Facility RB	5.00%	01/01/2047	1,420	1,407,248
New Hope Fultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, Sr. Living RB	5.00%	07/01/2047	1,000	1,016,700
North Texas Tollway Authority; Series 2008 D, Ref. First Tier System CAB RB (INS-AGC)(b)(h)	0.00%	01/01/2028	4,100	3,065,488
Series 2011 A, Special Projects System RB (c)(d)(e)	5.50%	09/01/2021	4,470	4,871,451
Series 2015 B, Ref. RB (e)(n)	5.00%	01/01/2040	12,520	13,362,846
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	3,310	3,587,179
San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS-AGM)(b)	5.00%	10/01/2032	485	495,806
Series 2011, Special Project RB (INS-AGM)(b)	5.00%	10/01/2037	525	536,088
Tarrant County Cultural Education Facilities Finance Corp; (e)	5.00%	02/15/2047	4,385	4,766,627
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	2,420	2,443,910
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	2,795	2,798,354
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.62%	11/15/2027	1,000	790,000
Series 2007, Retirement Facility RB	5.75%	11/15/2037	695	549,050
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	360	360,281
Series 2017A, Retirement Facility RB	6.38%	02/15/2048	2,460	2,620,294
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC)(b)	6.25%	07/01/2028	4,200	4,214,742
Series 2008, Ref. RB (c)(d)	6.50%	01/01/2019	205	205,722
Series 2008, Ref. RB (INS-AGC)(b)	6.50%	07/01/2037	795	797,934
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016A, Ref. RB	5.00%	02/15/2041	5,350	5,848,245
Texas (State of) Transportation Commission; Series 2016A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	2,145	2,375,845
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2012 A, Ref. First Tier RB	5.00%	08/15/2041	3,505	3,654,769
Series 2015 B, Ref. CAB RB (h)	0.00%	08/15/2036	4,405	2,076,297
Series 2015 B, Ref. CAB RB (h)	0.00%	08/15/2037	1,490	669,830
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	7,085	7,471,912
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB (c)(d)	5.00%	05/15/2019	1,000	1,014,310
Series 2009 A, Financing System RB (c)(d)	5.00%	05/15/2019	3,000	3,042,930
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	6,405	7,368,952
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2028	3,085	3,325,445
Series 2012, Gas Supply RB	5.00%	12/15/2029	3,975	4,274,834
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,515	4,834,165
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,495	1,598,469
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB (g)	5.00%	12/31/2055	1,450	1,509,377
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	2,820	2,938,637
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (g)	7.00%	12/31/2038	1,850	2,134,881

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas-(continued)

University of Houston; Series 2008, Ref. RB (INS-AGM)(b)(e)	5.00%	02/15/2033	$2,400	$2,405,328
				166,371,402

Utah-0.99%

Salt Lake City (City of); Series 2017 A, Airport RB (e)(g)	5.00%	07/01/2047	3,430	3,729,199
Series 2018 A, Airport RB (g)	5.00%	07/01/2048	1,560	1,703,457
Series 2018 A, Airport RB (g)	5.25%	07/01/2048	2,085	2,321,710
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	715	716,037
				8,470,403

Virgin Islands-0.38%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	725	730,438
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	2,500	2,518,750
				3,249,188

Virginia-2.08%

Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, Sr. Lien RB (g)	5.00%	01/01/2040	2,980	3,096,816
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (g)	6.00%	01/01/2037	1,015	1,097,418
Series 2012, Sr. Lien RB (g)	5.50%	01/01/2042	4,490	4,754,416
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (g)	5.00%	07/01/2034	4,270	4,456,343
Virginia (State of) Small Business Financing Authority (Transform 66P3); Series 2017, Sr. Lien Private Activity RB (g)	5.00%	12/31/2056	4,240	4,413,755
				17,818,748

Washington-5.38%

Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. Special Obligation RB (INS-NATL)(b)(h)	0.00%	02/01/2025	9,850	8,269,666
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (g)	5.50%	07/01/2026	975	1,048,817
Kalispel Tribe of Indians; Series 2018 A, RB (f)	5.25%	01/01/2038	1,680	1,738,766
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/2030	3,780	4,111,733
State of Washington; Series 2019 A, Various Purpose Unlimited Tax GO Bonds (e)	5.00%	08/01/2042	2,380	2,698,492
Washington (State of); Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC)(b)(h)	0.00%	12/01/2029	2,120	1,515,058
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)(d)(e)	5.00%	08/01/2019	1,795	1,832,498
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)(d)(e)	5.00%	08/01/2019	1,710	1,745,722
Washington (State of) (SR 520 Corridor Program -Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (e)	5.00%	06/01/2033	2,050	2,179,171
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (e)	5.00%	06/01/2041	585	618,222
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2043	1,490	1,650,056
Series 2018, RB (e)	5.00%	07/01/2048	5,310	5,847,478
Series 2018, RB	5.00%	07/01/2048	1,060	1,158,368
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (e)	5.00%	02/01/2041	3,630	3,727,466
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB (c)(d)	7.37%	03/01/2019	2,000	2,026,360
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (c)(d)	6.25%	05/15/2021	1,325	1,457,818
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2037	1,000	1,048,980

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington-(continued)

Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2032	$3,250	$3,419,488
				46,094,159

West Virginia-0.53%

West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	665	525,350
Series 2008, RB	6.25%	10/01/2023	1,450	1,145,500
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB (c)(d)	5.50%	06/01/2019	1,405	1,429,911
Series 2009 C, Ref. & Improvement RB (c)(d)	5.50%	06/01/2019	1,400	1,424,822
				4,525,583

Wisconsin-3.75%

Public Finance Authority; Series 2016, Lease Development RB (e)	5.00%	03/01/2046	7,505	8,074,404
Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation Grant RB (f)	6.75%	08/01/2031	1,155	1,245,852
Series 2017, Limited Obligation PILOT RB (f)	6.75%	12/01/2042	2,695	3,012,498
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (c)	5.50%	12/15/2020	1,500	1,605,810
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (g)	5.37%	11/01/2021	600	601,536
Series 2007 B, Collateralized Utility RB (g)	5.75%	11/01/2037	535	536,273
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB (c)(d)	5.38%	05/01/2019	125	126,833
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	1,195	1,212,029
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,000	3,149,280
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB (c)(d)	5.00%	08/15/2022	1,600	1,760,592
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (c)(d)	6.63%	02/15/2019	1,990	2,008,686
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, Sr. RB (f)	6.38%	01/01/2048	3,135	3,184,878
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	2,120	2,219,216
Series 2018 A, RB	5.35%	12/01/2045	2,120	2,215,845
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,110	1,177,876
				32,131,608

Wyoming-0.55%

Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,600	1,634,720
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM)(b)(e)	5.00%	01/01/2047	2,790	3,038,143
				4,672,863
TOTAL INVESTMENT IN SECURITIES(q)-168.94% (Cost $1,400,237,643) (s)				1,446,056,189
FLOATING RATE NOTE OBLIGATIONS-(27.88)%
Notes with interest and fee rates ranging from 2.17% to 2.61% at 11/30/2018 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056 (See Note 1D)(r)				(238,635,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES-(42.94)%				(367,590,904)
OTHER ASSETS LESS LIABILITIES-1.88%				16,145,352
NET ASSETS APPLICABLE TO COMMON SHARES-100.00%				$855,975,637

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CAB	- Capital Appreciation Bonds
Conv.	- Convertible
COP	- Certificates of Participation
CPI	- Consumer Price Index
Ctfs.	- Certificates
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
Jr.	- Junior
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
PILOT	- Payment-in-Lieu-of-Tax
RAC	- Revenue Anticipation Certificates
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
Sec.	- Secured
SGI	- Syncora Guarantee, Inc.
SIFMA	- Securities Industry and Financial Markets Association
Sr.	- Senior
Sub.	- Subordinated
VRD	- Variable Rate Demand
Wts.	- Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $39,809,317, which represented 4.65% of the Trust’s Net Assets.

(g)	Security subject to the alternative minimum tax.
(h)	Zero coupon bond issued at a discount.
(i)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2018.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2018 was $183,840, which represented less than 1% of the Trust’s Net Assets.

(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $21,135,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2018.
(p)	Security subject to crossover refunding.
(q)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(r)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2018. At November 30, 2018, the Trust’s investments with a value of $356,961,860 are held by TOB Trusts and serve as collateral for the $238,635,000 in the floating rate note obligations outstanding at that date.

(s)	Other than original issue discount, if any, cost of investments has not been adjusted for amortization of premiums and/or accretion of market discounts.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2018

(Unaudited)

NOTE 1–Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate

                    Invesco Municipal Opportunity Trust

D.	Floating Rate Note Obligations – (continued)

securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Invesco Municipal Opportunity Trust

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2018, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                    Invesco Municipal Opportunity Trust

Item 2.  Controls and Procedures.

(a)

As of January 25, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of January 25, 2019, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Invesco Municipal Opportunity Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2019

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.